Pzena Small Cap Value Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Basic Materials - 8.3%
Huntsman, Corp.	32,933	$644,828
Koppers Holdings, Inc.	24,461	940,770
Olin Corp.	46,737	1,990,529
Orion S.A.	101,031	1,860,991
		5,437,118

Consumer Discretionary – 20.9%
Adient PLC (a)	85,143	1,637,300
Advance Auto Parts, Inc.	37,248	1,540,205
Dana, Inc.	94,301	943,010
Genesco, Inc. (a)	29,198	980,761
Haverty Furniture Companies, Inc.	24,471	577,760
Helen of Troy Ltd. (a)	19,698	1,444,454
Hooker Furnishings Corp.	23,915	447,928
Interface, Inc.	31,611	839,272
Malibu Boats, Inc. - Class A (a)	38,065	1,650,118
Newell Brands, Inc.	86,731	831,750
PVH Corp.	9,671	1,048,046
Steelcase, Inc. - Class A	127,165	1,712,913
		13,653,517

Consumer Staples - 6.8%
Spectrum Brands Holdings, Inc.	20,533	1,888,009
Universal Corp.	28,937	1,652,882
USANA Health Sciences, Inc. (a)	24,251	934,391
		4,475,282

Energy - 4.8%
MRC Global, Inc. (a)	138,777	1,938,715
NOV, Inc.	74,381	1,191,583
		3,130,298

Financials - 22.2%
Associated Banc-Corp.	64,954	1,733,622
Axis Capital Holdings, Ltd.	7,596	706,732
CNO Financial Group, Inc.	67,750	2,703,225
Columbia Banking System, Inc.	60,372	1,872,136
Globe Life, Inc.	5,851	650,865
Old National Bancorp of Indiana	73,401	1,699,967
Synovus Financial Corp.	18,040	1,029,543
Univest Financial Corp.	33,930	1,077,617
Webster Financial Corp.	27,906	1,724,032
WSFS Financial Corp.	22,040	1,322,841
		14,520,580

Health Care - 3.7%
Phibro Animal Health Corp. - Class A	34,533	807,036
Varex Imaging Corp. (a)	98,062	1,635,674
		2,442,710

Industrials - 23.2%
ABM Industries, Inc.	20,588	1,177,016
American Woodmark Corp. (a)	13,200	1,198,296
Belden, Inc.	5,390	659,736
Bread Financial Holdings, Inc.	22,175	1,304,555
Douglas Dynamics, Inc.	45,633	1,181,438
JELD-WEN Holding, Inc. (a)	109,000	1,187,010
Korn Ferry	24,752	1,939,072
Masterbrand, Inc. (a)	53,919	932,799
Resideo Technologies, Inc. (a)	71,143	1,933,667
Shyft Group, Inc.	98,404	1,387,496
TriMas Corp.	65,419	1,728,370
TrueBlue, Inc. (a)	72,113	542,290
		15,171,745

Real Estate - 1.0%
Marcus & Millichap, Inc.	16,268	676,912

Technology - 5.2%
Avnet, Inc.	24,376	1,333,611
Concentrix Corp.	27,076	1,217,066
ScanSource, Inc. (a)	16,716	842,654
		3,393,331
TOTAL COMMON STOCKS (Cost $55,986,749)		62,901,493

REAL ESTATE INVESTMENT TRUST - 0.9%
DiamondRock Hospitality Co.	66,333	615,570
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $594,612)		615,570

SHORT-TERM INVESTMENT - 2.6%
Money Market Fund - 2.6%
First American Government Obligations Fund - Class X, 4.56% (b)	1,692,152	1,692,152
TOTAL SHORT-TERM INVESTMENT (Cost $1,692,152)		1,692,152

TOTAL INVESTMENTS - 99.6% (Cost $58,273,513)		65,209,215
Other Assets in Excess of Liabilities - 0.4%		248,859
TOTAL NET ASSETS - 100.0%		$65,458,074
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company S.A. - Société Anonyme

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Pzena Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,901,493	$–	$–	$62,901,493
Real Estate Investment Trust	615,570	–	–	615,570
Money Market Fund	1,692,152	–	–	1,692,152
Total Investments	$65,209,215	$–	$–	$65,209,215

Refer to the Schedule of Investments for further disaggregation of investment categories.